Shareholder Report, Average Annual Return (Details) 192082_ActivePassive International Equity ETF_TF_TSR Annual {TF}	12 Months Ended	40 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
ActivePassive International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive International Equity ETF NAV
Average Annual Return, Percent	19.90%	17.18%
S&P Global BMI TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Average Annual Return, Percent	22.49%	20.60%
S&P Classic ADR Composite Index (USD) NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Classic ADR Composite Index (USD) NTR
Average Annual Return, Percent	21.39%	17.15%